Subsequent Events (Details) - Subsequent Event - Proposed Buyers - Particle shares in Millions, $ in Millions	Jan. 20, 2020 USD ($) shares
Long De | Co-Sale Agreement
Subsequent Event [Line Items]
Preferred shares transferred | shares	9.8
Total cash consideration of the Company	$ 20.7
Phoenix New Media Limited | Supplemental and Co-Sale Agreement
Subsequent Event [Line Items]
Total cash consideration of the Company	$ 427.3
Percentage of equity interests totally sold by the Company	29.19%